Organization and Business Description - Schedule of Income Statement (Details) - VIE [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Statement [Line Items]
Total net revenues	$ 284,133	$ 683,414	$ 656,113
Net loss	$ (1,194,100)	$ (1,362,215)	$ (3,697,384)